Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net Loss	$ (4,335)	$ (9,520)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	228	256
Change in fair value of financial liabilities		(4)
Change in fair value of other investment		784
Change in fair value of marketable securities with related parties	109	27
Reduction in the carrying amount of right of use assets	209	219
Change in operating lease liabilities	(205)	(204)
Share-based compensation	90	246
Share-based compensation with related party	143	460
Loss of control of discontinued operation		(178)
Decrease (increase) in prepaid expenses and other current assets	(258)	21
Other expenses	14
Foreign exchange gain or losses	(59)	(75)
Decrease (increase) in trade payables	218	(389)
Increase (decrease) in accounts payables and accruals	(530)	786
Net cash used in operating activities	(4,376)	(7,571)
Cash flows from investing activities:
Acquisition of fixed assets	(344)	(177)
Increase (decrease) in restricted deposit	(7)	1
Proceeds from realization of property and equipment	28
Grant of short-term loan	(52)
Proceeds from other investment		45
Investment in marketable securities with related party		(435)
Net cash decrease from loss of control over discontinued operations		(163)
Net cash used in investing activities	(375)	(729)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants		6,500
Issuance costs	(619)	(697)
Proceeds from issuance and exercise of warrants	6,604
Net cash provided by financing activities	5,985	5,803
Effect of exchange rate changes on cash and cash equivalents	(46)	125
Increase (decrease) in cash and cash equivalents	1,188	(2,372)
Cash and cash equivalents, beginning of the year	4,248	6,284
Cash and cash equivalents end of the period	5,436	3,912
Supplemental disclosure of cash flow information:
Non-cash purchase of property and equipment	$ 91	$ 34